Promissory note - related party (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Promissory note - related party
9. Related party
Promissory notes
In 2022, DPCM and one of its affiliates entered into two unsecured promissory notes of up to $1.0 million each with the Sponsor (the “DPCM Notes”). The purpose of the DPCM Notes was to provide DPCM with additional working capital. All amounts drawn on the DPCM Notes were provided directly to DPCM. The DPCM Notes are not convertible and bear no interest. The principal balance of the DPCM Notes was originally due and payable upon the earlier of the date on which DPCM consummates its initial business combination, or the date that the winding up of DPCM is effective. As of March 31, 2023, a total of $0.4 million has been drawn on the DPCM Notes.
In connection with the Merger, the DPCM Notes were assumed by the Company and were amended and restated effective December 31, 2022. The amended and restated notes have identical terms as the DPCM Notes except that the Company must pay the principal balance in equal installments on December 31, 2022, March 31, 2023, and June 30, 2023.
In February 2023, these DPCM Notes were further amended and restated such that the Company must pay the principal balance in equal installments, the first of which was paid on April 30, 2023, and the remaining to be paid on June 30, 2023, August 31, 2023 and October 31, 2023.
The execution of the amended and restated DPCM Notes are related party transactions as these notes are payable to affiliates of the Company.
Short swing profit settlement
For the three months ended March 31, 2023, the Company recorded approximately $0.2 million related to the short swing profit settlement remitted by a shareholder of the Company under Section 16(b) of the Securities Exchange Act of 1934, as amended. The Company recognized the proceeds as an increase to additional paid-in-capital in the condensed consolidated balance sheets as of March 31, 2023, and in the condensed consolidated statements of stockholder's (deficit) equity, as well as in cash provided by financial activities in the condensed consolidated statement of cash flows, for the three months ended March 31, 2023.

13. Promissory note - related party
On February 28, 2022, an affiliate of DPCM entered into an unsecured promissory note of up to $1.0 million with the Sponsor (the “Affiliate Note”). The purpose of the Affiliate Note was to provide DPCM with additional working capital. All amounts drawn on the Affiliate Note were provided directly to DPCM. The Affiliate Note is not convertible and bears no interest. The principal balance of the Affiliate Note was originally due and payable upon the earlier of the date on which DPCM consummates its initial business combination, or the date that the winding up of DPCM is effective. As of December 31, 2022, a total of $0.2 million has been drawn on the Affiliate Note.
In connection with the Merger, the Affiliate Note was assumed by the Company and was amended and restated effective December 31, 2022. The amended and restated note has identical terms as the Affiliate Note except that the Company must pay the principal balance in four equal installments on April 30, 2023, June 30, 2023, August 31, 2023, and October 31, 2023.
On April 13, 2022, DPCM entered into an unsecured promissory note of up to $1.0 million with the Sponsor (the “DPCM Note”). The purpose of the DPCM Note was to provide DPCM with additional working capital. All amounts drawn on the DPCM Note were provided directly to DPCM. The DPCM Note is not convertible and bears no interest. The principal balance of the DPCM Note was originally due and payable upon the earlier of the date on which DPCM consummates its initial business combination, or the date that the winding up of DPCM is effective. As of December 31, 2022, a total of $0.2 million has been drawn on the DPCM Note.
In connection with the Merger, the DPCM Note was assumed by the Company and was amended and restated effective December 31, 2022. The amended and restated note has identical terms as the Affiliate Note except that the Company must pay the principal balance in equal installments on March 31, 2023 and June 30, 2023.
The execution of the amended and restated Affiliate Note and the amended and restated DPCM Note are related party transactions as these notes are payable to affiliates of the Company.